Revenue and Segment Information - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue	$ 0	$ 0	$ 0